Mining Interest, Plant and Equipment	12 Months Ended
Apr. 30, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Mining Interest, Plant and Equipment
8.	Mining interest, plant and equipment

	Mining Interest	Plant and Equipment	Corporate Equipment	Total
		Mining Altiplano
Cost
Balance, April 30, 2020	$72,776	$26,603	$725	$100,104
Increase in ARO provision (note 12)	871	—	—	871
Additions	491	483	—	974
Effect of foreign exchange	(8,637)	(3,129)	—	(11,766)
Balance, April 30, 2021	65,501	23,957	725	90,183
Increase in ARO provision (note 12)	195	—	—	195
Additions	621	1,210	15	1,846
Effect of foreign exchange	3,117	1,251	—	4,368
Balance, April 30, 2022	$69,434	$26,418	$740	$96,592
Depreciation
Balance, April 30, 2020	$(47,124)	$(16,987)	$(691)	$(64,802)
Depreciation for the year	(1,188)	(2,532)	(17)	(3,737)
Effect of foreign exchange	5,648	2,112	—	7,760
Balance, April 30, 2021	(42,664)	(17,407)	(708)	(60,779)
Depreciation for the year	(1,063)	(1,750)	(10)	(2,823)
Effect of foreign exchange	(2,298)	(872)	—	(3,170)
Balance, April 30, 2022	$(46,025)	$(20,029)	$(718)	$(66,772)
Carrying amounts
Balance, April 30, 2021	$22,837	$6,550	$17	$29,404
Balance, April 30, 2022	$23,409	$6,389	$22	$29,820

8.	Mining interest, plant and equipment – (cont’d)

San Martin

The Company’s mining interest, plant and equipment pertain to gold and silver extraction and processing through its San Martin mine.

Sale of Altiplano Facility

In August, 2015, the Company acquired Cortez Gold Corp. in an all-share transaction completed pursuant to a court approved Plan of Arrangement under the Business Corporations Act (British Columbia), which owned Altiplano and its facility, a third party gold and silver concentrate processing plant in Matehuala, Mexico. The Company accepted an offer on July 5, 2019, to sell 100% of the shares of Altiplano for US$1.6 million payable in quarterly installments to May 31, 2020 (full payment received). As a result, the Company recorded an impairment of $4,804 to the Statement of Operations and Comprehensive Income (Loss) during the year ended  April 30, 2019, and $39 expensed to the Statement of Operations and Comprehensive Income (Loss) in the year ending April 30, 2020.